Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Mid Cap Value Fund - Institutional Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Mid Cap Value Fund - Institutional Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Mid Cap Value Fund - Institutional Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Mid Cap Value Fund - Institutional Class | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Mid Cap Value Fund - Institutional Class | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Mid Cap Value Fund - Institutional Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Institutional Class | VICI Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Institutional Class | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Mid Cap Value Fund - Institutional Class | Sysco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Mid Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Mid Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Empower Mid Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.73%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.27%
Empower Mid Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.96%
Empower Mid Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Mid Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Mid Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Mid Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower Mid Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Mid Cap Value Fund - Investor Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Mid Cap Value Fund - Investor Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Mid Cap Value Fund - Investor Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Mid Cap Value Fund - Investor Class | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Mid Cap Value Fund - Investor Class | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Mid Cap Value Fund - Investor Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Investor Class | VICI Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Investor Class | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Mid Cap Value Fund - Investor Class | Sysco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Mid Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Mid Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Empower Mid Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Empower Mid Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.73%
Empower Mid Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.27%
Empower Mid Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.96%
Empower Mid Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Mid Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Mid Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Mid Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower Mid Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower S&P Mid Cap 400® Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Class L | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Empower S&P Mid Cap 400® Index Fund - Class L | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower S&P Mid Cap 400® Index Fund - Class L | MKS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower S&P Mid Cap 400® Index Fund - Class L | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Empower S&P Mid Cap 400® Index Fund - Class L | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Class L | Entegris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Class L | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Class L | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Class L | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Class L | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Empower S&P Mid Cap 400® Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Empower S&P Mid Cap 400® Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.36%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
Empower S&P Mid Cap 400® Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.05%
Empower S&P Mid Cap 400® Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower S&P Mid Cap 400® Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower S&P Mid Cap 400® Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower S&P Mid Cap 400® Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | MKS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Entegris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.36%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.05%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower S&P Mid Cap 400® Index Fund - Investor Class | MKS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Empower S&P Mid Cap 400® Index Fund - Investor Class | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Entegris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
Empower S&P Mid Cap 400® Index Fund - Investor Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Investor Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.71%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.36%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.05%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.14%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Mettler-Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.94%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.55%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.82%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.14%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Mettler-Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.94%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.55%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.82%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%